Note 11 - Equity Compensation (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Restricted Stock Units (RSUs) [Member] | The 2022 Incentive Award Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	721,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	4 years
Share-Based Payment Arrangement, Expense			$ 160,000		$ 160,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)			661,000		661,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)			$ 7.74		$ 7.74
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 4,956		$ 4,956
Sky Incentive Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)			1,943,735		1,943,735
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)			$ 0.45		$ 0.45
Sky Incentive Units [Member] | Sky Harbour LLC and Subsidiaries (Sky) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		3,951
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)		2,807,750
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total			$ 871,000		$ 871,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 8 months 12 days
Sky Incentive Units [Member] | Sky Harbour LLC and Subsidiaries (Sky) [Member] | General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense			$ 85,000	$ 46,000	$ 171,000	$ 46,000